UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719
_________________

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)
_________________

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2011

Item 1. Schedule of Investments.

GaveKal Platform Company Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 62.2%
	Consumer Discretionary - 5.4%
470	Coach, Inc.	$29,920
570	DIRECTV*	28,648
210	Polo Ralph Lauren Corp.	26,622
770	Time Warner, Inc.	28,051
550	Viacom, Inc.	27,725
690	Walt Disney Co.	28,725
		169,691
	Consumer Staples - 19.3%
4,000	Ajinomoto Co., Inc.	46,216
2,190	Asahi Breweries, Ltd.	42,805
510	Church & Dwight Co, Inc.	42,891
622	Coca-Cola Co.	41,556
2,240	Coca-Cola West Co., Ltd.	42,349
1,180	FamilyMart Co., Ltd.	42,242
1,070	General Mills, Inc.	42,554
620	Hansen Natural Corp.*	44,423
550	JM Smucker Co.	43,604
1,670	Kroger Co.	41,449
840	Lawson, Inc.	41,663
840	McCormick & Co., Inc.	42,160
680	Nestle SA	43,718
630	Procter & Gamble Co.	42,210
		599,840

	Health Care - 31.9%
1,270	Astellas Pharma, Inc.	48,431
690	Becton Dickinson and Co.	60,410
1,964	Bristol-Myers Squibb Co.	56,485
500	CR Bard, Inc.	55,890
2,500	Daiichi Sankyo Co. Ltd.	48,521
660	DaVita, Inc.*	55,473
1,620	Forest Laboratories, Inc.*	58,352
1,490	Gilead Sciences, Inc.*	62,193
1,180	Hisamitsu Pharmaceutical Co., Inc.	50,257

GaveKal Platform Company Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Number of Shares		Value
	Health Care - continued
570	Laboratory Corp. of America Holdings*	$57,473
1,800	Olympus Corp.	55,837
1,000	Ono Pharmaceutical Co., Ltd.	52,587
2,910	Pfizer, Inc.	62,419
1,040	Quest Diagnostics, Inc.	60,757
1,550	Shire PLC	49,097
890	Stryker Corp.	55,536
1,000	Takeda Pharmaceutical Co., Ltd.	47,498
580	Waters Corp.*	57,165
		994,381

	Industrials - 2.8%
110	3M Co.	10,382
220	Dover Corp.	14,791
70	Precision Castparts Corp.	10,997
160	Roper Industries, Inc.	13,355
12,000	Sojitz Corp.	22,431
160	United Technologies Corp.	14,043
		85,999

	Information Technology - 2.4%
69	Dassault Systemes SA	5,884
390	EMC Corp.*	11,103
210	FLIR Systems, Inc.	7,591
20	Google, Inc.*	10,580
870	Intel Corp.	19,584
330	Microsoft Corp.	8,253
710	Yahoo!, Inc.*	11,751
		74,746

	Materials - 0.4%
190	Sigma-Aldrich Corp.	13,355

GaveKal Platform Company Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

		Value

	Total Common Stocks	$1,938,012
	(Cost $1,879,834)

Principal
Amount
	Short-Term Investments - 37.6%
$1,170,576	UMB Money Market Fiduciary, 0.01%†	1,170,576
	Total Short-Term Investments	1,170,576
	(Cost $1,170,576)

	Total Investments - 99.8%
	(Cost $3,050,410)	3,108,588
	Other Assets less Liabilities - 0.2%	7,140
	Total Net Assets - 100.0%	$3,115,728

* Non-Income Producing Security.
† The rate quoted is the annualized seven-day yield of the Fund at the period end.
PLC - Public Limited Company.

 See accompanying Notes to Schedule of Investments.

GaveKal Platform Company Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2011 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	31.9%
Consumer Staples	19.3%
Consumer Discretionary	5.4%
Industrials	2.8%
Information Technology	2.4%
Materials	0.4%
Total Common Stocks	62.2%
Short-Term Investments	37.6%
Total Investments	99.8%
Other Assets less Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

GaveKal Platform Company Fund
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

Note 1 – Organization
GaveKal Platform Company Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund commenced investment operations on September 30, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

GaveKal Platform Company Fund
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Tax Information.
At May 31, 2011, gross unrealized appreciation and depreciation on investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$3,050,410

Unrealized appreciation	69,574
Unrealized depreciation	(11,386)
Net unrealized appreciation on investments and foreign currency translations	$58,188

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure.
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

GaveKal Platform Company Fund
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2011 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3** (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks:
Consumer Discretionary	$169,691	$-	$-	$169,691
Consumer Staples	340,847	258,993	-	599,840
Health Care	642,153	352,228	-	994,381
Industrials	63,568	22,431	-	85,999
Information Technology	68,862	5,884	-	74,746
Materials	13,355	-	-	13,355
Short-Term Investments	1,170,576	-	-	1,170,576
Total Investments, at Value	$2,469,052	$639,536	$-	$3,108,588

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $639,536 of investment securities from the Fund were classified as level 2 instead of level 1.

**The fund did not hold any level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	GaveKal Platform Company Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	7/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	7/29/11

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	7/29/11

* Print the name and title of each signing officer under his or her signature.